INCOME TAX - Reconciliation of effective tax rate (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INCOME TAX
Accounting profit	$ 308,773	$ 4,477,531	$ 3,615,870
Applicable tax with nominal rate	(111,158)	(1,477,585)	(1,337,872)
Non-deductible expenses to determine taxable profit (loss)	(709,601)	(281,633)	(266,246)
Accounting and non-tax expense (income) to determine of taxable profit (loss)	658,671	822,683	168,134
Base Differences	(400,042)	(304,871)	(486,193)
Fiscal and non-accounting expense (income) to determine of taxable profit (loss)	(270,326)	(434,929)	579,660
Ordinary activities income exempt from taxation	290,822	258,622	235,560
Ordinary activities income not constituting income or occasional tax gain	153,638	173,791	133,211
Tax deductions	112,746	151,011	63,166
Goodwill Depreciation	212,378	194,679	218,277
Tax depreciation surplus	156,998	100,286	118,046
Untaxed recoveries	(35,788)	(22,800)	(37,768)
Tax rate effect in other countries	(139,106)	(27,038)	92,125
Prior fiscal terms	4,723	(7,908)	146,837
Other effects of the tax rate by reconciliation between accounting profit and tax expense (income)	82,631	(407,272)	(456,372)
Total income tax	$ 6,586	$ (1,262,964)	$ (829,435)